Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Unpaid Revenue [Member] | Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	¥ 4,314